UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Point Bridge America First ETF
MAGA (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc. )
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Point Bridge America First ETF for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.investpolitically.com/investor-materials/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Point Bridge America First ETF	$77	0.72%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The MAGA ETF was most heavily weighted in the industrials, financials, and energy sectors, which played significant and positive roles in the Fund’s overall performance. The financial sector performed the best, benefiting from sector-specific dynamics such as a higher interest rate environment and expected deregulation with the new administration. Utilities performed second-best, partly due to market volatility and the expectation of interest rate stabilization or cuts along with expected energy demands for new AI data centers. The industrials sector—which was the third-best performer—saw strength from ongoing infrastructure projects, defense spending, and manufacturing resilience. Materials was the largest detractor as inflation expectations continue to fall. The MAGA fund’s strategy inherently leads to a large underweight in Information Technology, where companies like Meta and Nvidia give heavily to Democrats, and their large market capitalizations cause them to disproportionately move the S&P 500’s performance both up and down.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/06/2017)
Point Bridge America First ETF NAV	14.49	17.61	11.03
S&P 500 TR	15.16	16.64	14.45
Point Bridge America First Index/GOP Stock Tracker TR Index	15.33	18.52	11.87
Visit https://www.investpolitically.com/investor-materials/for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Point Bridge America First ETF	PAGE 1	TSR-AR-26922A628

KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$31,365,308
Number of Holdings	151
Net Advisory Fee	$192,931
Portfolio Turnover	40%
30-Day SEC Yield	1.43%
30-Day SEC Yield Unsubsidized	1.43%
Visit https://www.investpolitically.com/investor-materials/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(% of Net Assets)
Financial	21.6%
Industrial	16.8%
Consumer, Non-cyclical	14.5%
Consumer, Cyclical	14.0%
Energy	12.2%
Utilities	10.6%
Basic Materials	6.5%
Technology	2.0%
Communications	1.5%
Cash & Other	0.3%

Top 10 Issuers	(% of Net Assets)
HEICO Corporation	1.4%
Lennar Corporation	1.3%
Robinhood Markets, Inc.	0.8%
Goldman Sachs Group, Inc.	0.7%
EMCOR Group, Inc.	0.7%
United Rentals, Inc.	0.7%
Vistra Corporation	0.7%
Truist Financial Corporation	0.7%
Synchrony Financial	0.7%
Kroger Company	0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.investpolitically.com/investor-materials/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Point Bridge Capital, LLC documents not be householded, please contact Point Bridge Capital, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Point Bridge Capital, LLC or your financial intermediary.
Point Bridge America First ETF	PAGE 2	TSR-AR-26922A628

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2025	FYE 6/30/2024
(a) Audit Fees	$ 15,500	$ 15,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$ 3,500	$ 3,500
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2025	FYE 6/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 6/30/2025	FYE 6/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Point Bridge America First ETF (Ticker: MAGA)
Annual Financial Statements and Additional Information
June 30, 2025

Point Bridge America First ETF
Schedule of Investments
June 30, 2025

	Shares	Value
COMMON STOCKS - 99.7%
Aerospace/Defense - 3.5%
General Dynamics Corporation	734	$214,078
HEICO Corporation	675	221,400
HEICO Corporation - Class A	867	224,336
Howmet Aerospace, Inc.	1,196	222,612
L3Harris Technologies, Inc.	828	207,696
		1,090,122
Agriculture - 1.3%
Altria Group, Inc.	3,490	204,619
Archer-Daniels-Midland Company	3,788	199,930
		404,549
Airlines - 1.3%
Delta Air Lines, Inc.	4,149	204,048
Southwest Airlines Company	6,372	206,707
		410,755
Auto Manufacturers - 1.3%
PACCAR, Inc.	2,212	210,273
Tesla, Inc.(a)	623	197,902
		408,175
Banks - 4.9%
Bank of America Corporation	4,620	218,618
First Citizens BancShares, Inc. - Class A	113	221,081
Goldman Sachs Group, Inc.	326	230,727
Huntington Bancshares, Inc.	13,069	219,037
PNC Financial Services Group, Inc.	1,172	218,484
Regions Financial Corporation	9,464	222,593
Truist Financial Corporation	5,209	223,935
		1,554,475
Beverages - 1.3%
Keurig Dr Pepper, Inc.	6,199	204,939
Monster Beverage Corporation(a)	3,212	201,200
		406,139
Biotechnology - 2.0%
Amgen, Inc.	695	194,051
Corteva, Inc.	2,765	206,075
Illumina, Inc.(a)	2,273	216,867
		616,993
Building Materials - 3.3%
Builders FirstSource, Inc.(a)	1,837	214,359
CRH PLC	2,267	208,111
Martin Marietta Materials, Inc.	379	208,056
Trane Technologies PLC	480	209,957
Vulcan Materials Company	786	205,004
		1,045,487
Chemicals - 3.8%
CF Industries Holdings, Inc.	2,037	187,404
Dow, Inc.	6,711	177,707
Ecolab, Inc.	771	207,738
LyondellBasell Industries NV - Class A	3,352	193,947

	Shares	Value
Sherwin-Williams Company	611	$209,793
Westlake Corporation	2,685	203,872
		1,180,461
Commercial Services - 2.7%
Cintas Corporation	923	205,709
Equifax, Inc.	768	199,196
Rollins, Inc.	3,618	204,127
United Rentals, Inc.	299	225,267
		834,299
Distribution/Wholesale - 2.0%
Copart, Inc.(a)	4,239	208,008
Fastenal Company	4,858	204,036
Watsco, Inc.	478	211,094
		623,138
Diversified Financial Services - 4.8%
Blue Owl Capital, Inc.	10,868	208,774
Charles Schwab Corporation	2,307	210,491
Interactive Brokers Group, Inc. - Class A	3,915	216,930
Intercontinental Exchange, Inc.	1,142	209,523
Rocket Companies, Inc. - Class A	14,944	211,906
Synchrony Financial	3,350	223,579
T Rowe Price Group, Inc.	2,201	212,396
		1,493,599
Electric - 8.7%
Alliant Energy Corporation	3,393	205,175
Ameren Corporation	2,165	207,927
American Electric Power Company, Inc.	2,014	208,973
CenterPoint Energy, Inc.	5,705	209,602
Constellation Energy Corporation	667	215,281
Dominion Energy, Inc.	3,749	211,893
Duke Energy Corporation	1,778	209,804
Entergy Corporation	2,511	208,714
Evergy, Inc.	3,053	210,443
FirstEnergy Corporation	5,157	207,621
PPL Corporation	6,096	206,593
Southern Company	2,307	211,852
Vistra Corporation	1,158	224,432
		2,738,310
Electronics - 1.3%
Garmin, Ltd.	1,007	210,181
Hubbell, Inc.	524	214,007
		424,188
Engineering & Construction - 0.7%
EMCOR Group, Inc.	423	226,258
Food - 2.7%
Conagra Brands, Inc.	9,498	194,424
Kroger Company	3,108	222,937
Sysco Corporation	2,745	207,906
Tyson Foods, Inc. - Class A	3,738	209,104
		834,371

The accompanying notes are an integral part of these financial statements.

1

Point Bridge America First ETF
Schedule of Investments
June 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Forest Products & Paper - 0.7%
International Paper Company	4,405	$206,286
Gas - 1.3%
Atmos Energy Corporation	1,350	208,049
NiSource, Inc.	5,213	210,292
		418,341
Healthcare-Products - 2.0%
Abbott Laboratories	1,532	208,367
Cooper Companies, Inc.(a)	2,943	209,424
Zimmer Biomet Holdings, Inc.	2,226	203,034
		620,825
Healthcare-Services - 0.7%
HCA Healthcare, Inc.	556	213,004
Home Builders - 2.7%
DR Horton, Inc.	1,660	214,007
Lennar Corporation - Class A	1,874	207,283
Lennar Corporation - Class B	1,961	206,396
NVR, Inc.(a)	29	214,184
		841,870
Household Products/Wares - 0.6%
Kimberly-Clark Corporation	1,571	202,533
Insurance - 4.0%
Berkshire Hathaway, Inc. - Class B(a)	419	203,538
Cincinnati Financial Corporation	1,399	208,339
Markel Group, Inc.(a)	104	207,725
Principal Financial Group, Inc.	2,674	212,396
Ryan Specialty Holdings, Inc.	3,135	213,149
Travelers Companies, Inc.	774	207,076
		1,252,223
Internet - 0.8%
Robinhood Markets, Inc. - Class A(a)	2,675	250,460
Iron/Steel - 2.0%
Nucor Corporation	1,687	218,534
Reliance, Inc.	671	210,627
Steel Dynamics, Inc.	1,553	198,799
		627,960
Machinery-Construction & Mining - 0.7%
Caterpillar, Inc.	567	220,115
Machinery-Diversified - 1.3%
Deere & Company	392	199,328
Westinghouse Air Brake Technologies Corporation	1,008	211,025
		410,353

	Shares	Value
Miscellaneous Manufacturing - 1.4%
Axon Enterprise, Inc.(a)	262	$216,920
Carlisle Companies, Inc.	572	213,585
		430,505
Oil & Gas - 8.8%
Chevron Corporation	1,405	201,182
ConocoPhillips	2,160	193,838
Coterra Energy, Inc.	7,746	196,594
Devon Energy Corporation	5,926	188,506
Diamondback Energy, Inc.	1,359	186,727
EOG Resources, Inc.	1,666	199,270
EQT Corporation	3,527	205,695
Expand Energy Corporation	1,730	202,306
Exxon Mobil Corporation	1,824	196,627
Hess Corporation	1,448	200,606
Marathon Petroleum Corporation	1,231	204,481
Occidental Petroleum Corporation	4,526	190,137
Phillips 66	1,660	198,038
Valero Energy Corporation	1,490	200,286
		2,764,293
Packaging & Containers - 0.6%
Amcor PLC	22,315	205,075
Pharmaceuticals - 1.2%
Bristol-Myers Squibb Company	4,216	195,159
Eli Lilly & Company	254	198,000
		393,159
Pipelines - 3.4%
Cheniere Energy, Inc.	879	214,054
Kinder Morgan, Inc.	7,418	218,089
ONEOK, Inc.	2,498	203,912
Targa Resources Corporation	1,197	208,374
Williams Companies, Inc.	3,469	217,888
		1,062,317
Private Equity - 0.7%
Blackstone, Inc.	1,484	221,977
Real Estate - 0.7%
CBRE Group, Inc. - Class A(a)	1,530	214,384
REITS - 6.5%
Alexandria Real Estate Equities, Inc.	2,825	205,180
Digital Realty Trust, Inc.	1,165	203,095
Extra Space Storage, Inc.	1,378	203,172
Invitation Homes, Inc.	6,147	201,622
Prologis, Inc.	1,920	201,830
Public Storage	697	204,514
SBA Communications Corporation	891	209,242
VICI Properties, Inc.	6,384	208,118
Welltower, Inc.	1,362	209,380
Weyerhaeuser Company	7,685	197,428
		2,043,581

The accompanying notes are an integral part of these financial statements.

2

Point Bridge America First ETF
Schedule of Investments
June 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Retail - 6.7%
AutoZone, Inc.(a)	57	$211,597
Dollar General Corporation	1,806	206,570
Dollar Tree, Inc.(a)	2,072	205,211
Ferguson Enterprises, Inc.	963	209,693
Genuine Parts Company	1,703	206,591
Home Depot, Inc.	581	213,018
O’Reilly Automotive, Inc.(a)	2,329	209,913
Tractor Supply Company	3,970	209,497
Walmart, Inc.	2,177	212,867
Yum! Brands, Inc.	1,446	214,268
		2,099,225
Software - 2.0%
Bentley Systems, Inc. - Class B	4,102	221,385
Fidelity National Information Services, Inc.	2,534	206,293
Roper Technologies, Inc.	363	205,763
		633,441
Telecommunications - 0.7%
Motorola Solutions, Inc.	504	211,912
Transportation - 4.0%
CSX Corporation	6,302	205,634
FedEx Corporation	905	205,716
JB Hunt Transport Services, Inc.	1,440	206,784
Old Dominion Freight Line, Inc.	1,287	208,880
Union Pacific Corporation	914	210,293
United Parcel Service, Inc. - Class B	2,030	204,908
		1,242,215
Water - 0.6%
American Water Works Company, Inc.	1,461	203,240
TOTAL COMMON STOCKS (Cost $28,132,781)		31,280,613
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.25%(b)	66,330	66,330
TOTAL SHORT-TERM INVESTMENTS (Cost $66,330)		66,330
TOTAL INVESTMENTS - 99.9% (Cost $28,199,111)		$31,346,943
Other Assets in Excess of Liabilities - 0.1%		18,365
TOTAL NET ASSETS - 100.0%		$31,365,308

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

Point Bridge America First ETF
Statement of Assets and Liabilities
June 30, 2025

ASSETS:
Investments, at value	$31,346,943
Dividends receivable	36,714
Total assets	31,383,657
LIABILITIES:
Payable to adviser	18,349
Total liabilities	18,349
NET ASSETS	$31,365,308
NET ASSETS CONSISTS OF:
Paid-in capital	$31,548,847
Total distributable earnings	(183,539)
Total net assets	$31,365,308
Net assets	$31,365,308
Shares issued and outstanding(a)	625,000
Net asset value per share	$50.18
COST:
Investments, at cost	$28,199,111

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

Point Bridge America First ETF
Statement of Operations
For the Year Ended June 30, 2025

INVESTMENT INCOME:
Dividend income	$594,840
Less: Issuance fees	(50)
Total investment income	594,790
EXPENSES:
Investment advisory fee	192,931
Total expenses	192,931
NET INVESTMENT INCOME	401,859
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,150,156)
In-kind redemptions	3,994,819
Net realized gain (loss)	2,844,663
Net change in unrealized appreciation (depreciation) on:
Investments	(38,668)
Net change in unrealized appreciation (depreciation)	(38,668)
Net realized and unrealized gain (loss)	2,805,995
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,207,854

The accompanying notes are an integral part of these financial statements.

5

Point Bridge America First ETF
Statements of Changes in Net Assets

	Year Ended June 30,
	2025	2024
OPERATIONS:
Net investment income (loss)	$401,859	$327,960
Net realized gain (loss)	2,844,663	531,857
Net change in unrealized appreciation (depreciation)	(38,668)	1,921,333
Net increase (decrease) in net assets from operations	3,207,854	2,781,150
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(308,120)	(316,863)
Total distributions to shareholders	(308,120)	(316,863)
CAPITAL TRANSACTIONS:
Shares sold	18,416,978	4,175,360
Shares redeemed	(11,017,035)	(4,141,337)
Net increase (decrease) in net assets from capital transactions	7,399,943	34,023
NET INCREASE (DECREASE) IN NET ASSETS	10,299,677	2,498,310
NET ASSETS:
Beginning of the year	21,065,631	18,567,321
End of the year	$31,365,308	$21,065,631
SHARES TRANSACTIONS
Shares sold	375,000	100,000
Shares redeemed	(225,000)	(100,000)
Total increase (decrease) in shares outstanding	150,000	—

The accompanying notes are an integral part of these financial statements.

6

Point Bridge America First ETF
Financial Highlights

	Year Ended June 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$44.35	$39.09	$35.82	$36.22	$24.01
INVESTMENT OPERATIONS:
Net investment income(a)	0.72	0.69	0.60	0.52	0.47
Net realized and unrealized gain (loss) on investments(b)	5.67	5.24	3.18	(0.65)	12.51
Total from investment operations	6.39	5.93	3.78	(0.13)	12.98
LESS DISTRIBUTIONS FROM:
Net investment income	(0.56)	(0.67)	(0.51)	(0.27)	(0.77)
Total distributions	(0.56)	(0.67)	(0.51)	(0.27)	(0.77)
Net asset value, end of year	$50.18	$44.35	$39.09	$35.82	$36.22
TOTAL RETURN	14.49%	15.30%	10.57%	−0.41%	54.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$31,365	$21,066	$18,567	$15,223	$12,679
Ratio of expenses to average net assets	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets	1.50%	1.66%	1.59%	1.36%	1.54%
Portfolio turnover rate(c)	40%	26%	36%	47%	68%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

7

Point Bridge America First ETF
Notes to Financial Statements
JUNE 30, 2025
NOTE 1 – ORGANIZATION
Point Bridge America First ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek to track the performance, before fees and expenses, of the Point Bridge America First Index (the “Index”). The Fund commenced operations on September 6, 2017.
The end of the reporting period for the Fund is June 30, 2025, and the period covered by these Notes to Financial Statements is the fiscal year from July 1, 2024 through June 30, 2025 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

8

Point Bridge America First ETF
Notes to Financial Statements
JUNE 30, 2025(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$31,280,613	$—	$—	$31,280,613
Money Market Funds	66,330	—	—	66,330
Total Investments	$31,346,943	$—	$—	$31,346,943

^	Refer to the Schedule of Investments for further disaggregation of investment categories.
During the current fiscal year, the Fund did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis.

Dividend income and expense is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received.
Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.
Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year

9

Point Bridge America First ETF
Notes to Financial Statements
JUNE 30, 2025(Continued)
for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.
D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund on at least an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for redemptions in-kind. During the fiscal year ended June 30, 2025, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Losses)	Paid-In Capital
$(3,888,350)	$3,888,350

I.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

10

Point Bridge America First ETF
Notes to Financial Statements
JUNE 30, 2025(Continued)
J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Point Bridge Capital, LLC (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Advisory, LLC, doing business as Vident Asset Management, (the “Sub-Adviser”), transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.72% at an annual rate based on the Fund’s average daily net assets. The Adviser is paid monthly, and the Adviser is responsible for paying the Sub-Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $11,313,690 and $10,874,100, respectively.
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were $18,375,561 and $11,271,081, respectively.
NOTE 5 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes as of June 30, 2025, were as follows:

Tax cost of investments	$29,028,396
Gross tax unrealized appreciation	$4,038,788
Gross tax unrealized depreciation	(1,720,241)
Net tax unrealized appreciation (depreciation)	2,318,547
Undistributed ordinary income	234,623
Undistributed long-term capital gain (loss)	—
Other accumulated gain (loss)	(2,736,709)
Distributable earnings (accumulated deficit)	$(183,539)

11

Point Bridge America First ETF
Notes to Financial Statements
JUNE 30, 2025(Continued)
The difference between the cost basis for financial statements and federal income tax purposes is primarily attributable to wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended June 30, 2025 the Fund did not elect to defer any Post-October losses or late-year ordinary losses.
As of June 30, 2025, the Fund had a short-term capital loss carryforward of $657,590 and a long-term capital loss carryforward of $2,079,119. These amounts do not have an expiration date.
The tax character of distributions paid by the Fund during the fiscal years ended June 30, 2025 and June 30, 2024 was $308,120 and $316,863, respectively, of ordinary income.
NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Variable fees received by the Fund, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

12

Point Bridge America First ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Point Bridge America First ETF and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Point Bridge America First ETF (the “Fund”), a series of ETF Series Solutions, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 22, 2025

13

Point Bridge America First ETF
FEDERAL Tax Information (Unaudited)
For the fiscal year ended June 30, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percent of dividends declared from ordinary income designated as qualified dividend income was 100.00%.
For the corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deducted for the fiscal year ended June 30, 2025 was 100.00%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0.00%.

14

Point Bridge America First ETF
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

15

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/8/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9/8/2025

* Print the name and title of each signing officer under his or her signature.